Applicable laws and regulations - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Capital reserves	$ 95,210	$ 95,210
Minimun of the year
Statement [Line Items]
Percentage of liquid assets	30.00%
Percentage of capital adequacy index	8.00%
Percentage of ordinary primary capital	4.50%
Percentage of primary capital	6.00%
Normal
Statement [Line Items]
Percentage of reserve for credit losses	0.00%
Special Mention
Statement [Line Items]
Percentage of reserve for credit losses	20.00%
Substandard
Statement [Line Items]
Percentage of reserve for credit losses	50.00%
Doubtful
Statement [Line Items]
Percentage of reserve for credit losses	80.00%
Unrecoverable
Statement [Line Items]
Percentage of reserve for credit losses	100.00%
Superintendence of Banks of Panama
Statement [Line Items]
Percentage of liquidity coverage ratio	205.80%	167.50%
Maturity of deposits in overseas up	186 days
Percentage of liquidity index	93.40%	100.49%
Provisions and credit reserves	$ 136,000	$ 136,000
Superintendence of Banks of Panama | Minimun of the year
Statement [Line Items]
Percentage of liquidity coverage ratio	100.00%